Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of reconciliation of the company's reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020 MMBbls Bcf	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired	50.00%
NGL reserves percentage			14.10%
Natural gas consumption percentage	13.50%
Proved volume of oil reserves | MMBbls	41.2
Proved volume of gas reserves	43.8
Increase in proved developed oil reserves | MMBbls	3.4
Increase in proved developed gas reserves	3.5
Increase in proved undeveloped oil reserves | MMBbls	37.6
Increase in proved undeveloped gas reserves	39.5
Oil volume corresponding to the operations | MMBbls	0.2
Gas volume corresponding to the operations	0.8
Top of range [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
NGL reserves percentage		30.10%
Natural gas consumption percentage		16.90%
Coirn Amargo Norte [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired		55.00%
Acambuco field [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired		1.50%
Bajada Del Palo Oeste Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance	1.6
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls	0.3
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	2.1
Revised volume of oil for better performance | MMBbls	0.9
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member] | Conventional Reservoir [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	1.1
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Marketable Gas Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance	2.0
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Marketable Gas Reserves [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance	4.1
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Marketable Gas Reserves [Member] | Conventional Reservoir [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance	(6.0)
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls	1.1
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member] | Conventional Reservoir [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance	(8.3)
Bajada Del Palo Oeste Concession [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	0.2
Voume of gas for better performance	1.0
Entre Lomas Rio Negro Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance	(15.5)
Entre Lomas Rio Negro Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls	(0.3)
Revised voume of gas for better performance	(3.0)
Entre Lomas Rio Negro Concession [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	0.9
Voume of gas for better performance	11.6
Charco Del Palenque Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls	(0.4)
Revised voume of gas for better performance	(0.5)
Jaguel De Los Machos Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls	(0.1)
Revised voume of gas for better performance	(0.1)
Jaguel De Los Machos Concession [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	1.0
Voume of gas for better performance	1.3
De Mayo Medanito Se Concession Twenty Five [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls	(0.3)
Revised voume of gas for better performance	(0.1)
De Mayo Medanito Se Concession Twenty Five [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	(0.5)
Voume of gas for better performance	(1.0)
Acambuco [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance	1.0
Coiron Amargo Sur Oeste Concession [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	0.3
Voume of gas for better performance	0.6
Bajada Del Palo Oeste Shale Oil Project [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	1.6
Voume of gas for better performance	2.3
Bajada Del Palo Oeste Conventional Block [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	(0.8)
Voume of gas for better performance	3.0
Charco Del Palenque [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	(0.2)
Voume of gas for better performance	(0.2)
Coiron Amargo Norte [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls	(0.1)
Voume of gas for better performance	(0.1)
Jarilla Ouemada Block [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance	1.7